Construction contract revenues (Tables)	12 Months Ended
Dec. 31, 2014
Construction Revenue [Abstract]
Schedule of Construction contract revenues [Table Text Block]
	Year ended
	December 31,
(in thousands of U.S. dollars)	2014	2013	2012
	(Restated)	(Restated)
Construction contract revenue	$51,868	51,062	$5,512
Construction contract expenses	(38,570)	(43,958)	(5,512)
Recognized contract margin (loss)	$13,298	7,104	$—